Redeemable non-controlling interests held for sale (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Redeemable non-controlling interests
Net income attributable to mezzanine classified non-controlling interests shareholders		¥ 281,021,000	¥ 444,657,000	¥ 0
JD Finance
Redeemable non-controlling interests
Ordinary shares with preferential rights issued	¥ 6,650,000,000
Equity interest held (as a percent)					86.00%
Maximum period of contingent redemption of preferred shares	60 months
Annual compound interest rate (as a percent)	8.00%